Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2017	Aug. 10, 2017
Document Information [Line Items]
Entity Registrant Name	TOWERSTREAM CORP
Entity Central Index Key	0001349437
Trading Symbol	twer
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		28,275,503
Document Type	S-1/A
Document Period End Date	Jun. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Amendment No.2